UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	2/28/2017

Item 1 – Reports to Stockholders

     PRUDENTIAL JENNISON VALUE FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2017

To enroll in e-delivery, go to pgimfunds.com/edelivery

Objective: Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2017, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Value Fund informative and useful. The report covers performance for the six-month period ended February 28, 2017. We are proud to announce that Prudential Investments will be known as PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name is changing: the name of your Fund and the management and operation will not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Value Fund

April 14, 2017

Prudential Jennison Value Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/17
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	13.66	27.26	58.60	55.82	—
Class B	13.30	26.39	53.10	45.28	—
Class C	13.30	26.40	53.14	45.20	—
Class Q	13.93	27.86	62.15	N/A	75.50 (10/31/11)
Class R	13.55	27.03	57.01	52.68	—
Class Z	13.82	27.65	60.97	60.40	—
Russell 1000® Value Index	11.07	29.13	92.75	82.56	—
S&P 500 Index	10.01	24.95	92.51	108.21	—
Lipper Large-Cap Value Funds Average	11.58	27.87	79.39	72.40	—

Average Annual Total Returns (With Sales Charges) as of 2/28/17
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	20.26	8.43	3.95	—
Class B	21.39	8.75	3.81	—
Class C	25.40	8.90	3.80	—
Class Q	27.86	10.15	N/A	11.12 (10/31/11)
Class R	27.03	9.44	4.32	—
Class Z	27.65	9.99	4.84	—
Russell 1000® Value Index	29.13	14.02	6.20	—
S&P 500 Index	24.95	14.00	7.61	—
Lipper Large-Cap Value Funds Average	27.87	12.36	5.51	—

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The cumulative total return for the Russell 1000 Value Index measured from the month-end closest to the inception date through 2/28/17 is 111.11% for Class Q shares. The average annual total return for the Russell 1000 Value Index measured from the month-end closest to the inception date through 2/28/17 is 15.04% for Class Q shares.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total return for the S&P 500 Index measured from the month-end closest to the inception date through 2/28/17 is 111.49% for Class Q shares. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date through 2/28/17 is 15.08% for Class Q shares.

Prudential Jennison Value Fund	5

Your Fund’s Performance (continued)

Lipper Large-Cap Value Funds Average—The Lipper Large-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. The cumulative total return for the Lipper Large-Cap Value Funds Average measured from the month-end closest to the inception date through 2/28/17 is 96.14% for Class Q shares. The average annual total return for the Lipper Large-Cap Value Funds Average measured from the month-end closest to the inception date through 2/28/17 is 13.42% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/17 (%)
JPMorgan Chase & Co., Banks	4.5
Bank of America Corp., Banks	3.0
Goldman Sachs Group, Inc. (The), Capital Markets	2.5
Merck & Co., Inc., Pharmaceuticals	2.3
Procter & Gamble Co. (The), Household Products	2.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/17 (%)
Banks	15.3
Oil, Gas & Consumable Fuels	10.0
Pharmaceuticals	6.8
Media	5.1
Insurance	3.8

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Jennison Value Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Value Fund		Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,136.60	1.12%	$5.93
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61
Class B	Actual	$1,000.00	$1,133.00	1.82%	$9.63
	Hypothetical	$1,000.00	$1,015.77	1.82%	$9.10
Class C	Actual	$1,000.00	$1,133.00	1.82%	$9.63
	Hypothetical	$1,000.00	$1,015.77	1.82%	$9.10
Class Q	Actual	$1,000.00	$1,139.30	0.67%	$3.55
	Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36
Class R	Actual	$1,000.00	$1,135.50	1.32%	$6.99
	Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61
Class Z	Actual	$1,000.00	$1,138.20	0.82%	$4.35
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2017, and divided by the 365 days in the fund’s fiscal year ending August 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended February 28, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.12	1.12
B	1.82	1.82
C	1.82	1.82
Q	0.67	0.67
R	1.57	1.32
Z	0.82	0.82

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Value Fund	9

Portfolio of Investments (unaudited)

as of February 28, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS

Aerospace & Defense 3.5%
Boeing Co. (The)	44,277	$7,980,044
United Technologies Corp.	94,180	10,599,959

		18,580,003

Banks 15.3%
Bank of America Corp.	646,476	15,955,028
BB&T Corp.	191,244	9,221,786
Citigroup, Inc.	195,700	11,704,817
JPMorgan Chase & Co.	264,165	23,938,632
PNC Financial Services Group, Inc. (The)	84,678	10,773,582
Wells Fargo & Co.	154,930	8,967,348

		80,561,193

Biotechnology 1.2%
Shire PLC, ADR	34,152	6,171,266

Capital Markets 2.5%
Goldman Sachs Group, Inc. (The)	52,870	13,114,932

Chemicals 2.8%
Dow Chemical Co. (The)	128,577	8,005,204
FMC Corp.	117,772	6,786,023

		14,791,227

Communications Equipment 2.0%
Brocade Communications Systems, Inc.	428,662	5,276,829
Cisco Systems, Inc.	162,089	5,540,202

		10,817,031

Consumer Finance 3.7%
Capital One Financial Corp.	114,913	10,785,734
SLM Corp.*	745,465	8,938,126

		19,723,860

Diversified Financial Services 0.6%
Voya Financial, Inc.	74,779	3,083,138

Electric Utilities 3.8%
Exelon Corp.	210,381	7,723,087
PG&E Corp.	182,195	12,161,516

		19,884,603

See Notes to Financial Statements.

Prudential Jennison Value Fund	11

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electrical Equipment 1.4%
Eaton Corp. PLC	104,054	$7,489,807

Electronic Equipment, Instruments & Components 1.7%
Flex Ltd.*	534,984	8,821,886

Energy Equipment & Services 2.0%
Halliburton Co.	197,753	10,571,875

Equity Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp.	58,916	6,762,968

Food & Staples Retailing 1.4%
Wal-Mart Stores, Inc.	105,270	7,466,801

Food Products 2.7%
Conagra Bands, Inc.	212,243	8,746,534
Mondelez International, Inc. (Class A Stock)	130,063	5,712,367

		14,458,901

Health Care Equipment & Supplies 1.5%
Zimmer Biomet Holdings, Inc.	66,337	7,766,736

Health Care Providers & Services 3.2%
Cigna Corp.	56,579	8,424,613
Laboratory Corp. of America Holdings*	57,813	8,224,477

		16,649,090

Hotels, Restaurants & Leisure 3.5%
Carnival Corp.	122,624	6,860,812
Hyatt Hotels Corp. (Class A Stock)*	134,073	6,883,308
McDonald’s Corp.	38,872	4,962,011

		18,706,131

Household Products 2.3%
Procter & Gamble Co. (The)	134,447	12,244,088

Industrial Conglomerates 1.6%
General Electric Co.	281,391	8,388,266

Insurance 3.8%
Chubb Ltd.	80,964	11,186,796
MetLife, Inc.	167,471	8,782,179

		19,968,975

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Internet Software & Services 3.6%
Alphabet, Inc. (Class A Stock)*	13,436	$11,352,479
eBay, Inc.*	217,433	7,370,979

		18,723,458

IT Services 0.6%
Computer Sciences Corp.	45,687	3,132,301

Media 5.1%
Comcast Corp. (Class A Stock)	297,542	11,134,022
Liberty Global PLC (United Kingdom) (Class C Stock)*	117,316	4,116,618
Twenty-First Century Fox, Inc. (Class A Stock)	182,360	5,456,211
Viacom, Inc. (Class B Stock)	138,039	5,997,795

		26,704,646

Oil, Gas & Consumable Fuels 10.0%
Anadarko Petroleum Corp.	107,316	6,937,979
Chevron Corp.	100,968	11,358,900
Hess Corp.	92,926	4,780,113
Noble Energy, Inc.	142,349	5,182,927
Occidental Petroleum Corp.	91,950	6,027,323
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	203,316	10,550,067
Suncor Energy, Inc. (Canada)	242,853	7,608,585

		52,445,894

Pharmaceuticals 6.8%
Allergan PLC	31,521	7,716,971
Eli Lilly & Co.	54,595	4,521,012
Merck & Co., Inc.	186,544	12,287,654
Pfizer, Inc.	332,802	11,355,204

		35,880,841

Road & Rail 2.4%
Ryder System, Inc.	61,673	4,696,399
Union Pacific Corp.	72,870	7,865,588

		12,561,987

Semiconductors & Semiconductor Equipment 1.5%
Texas Instruments, Inc.	104,063	7,973,307

Software 3.6%
Microsoft Corp.	165,499	10,588,626
PTC, Inc.*	158,444	8,538,547

		19,127,173

See Notes to Financial Statements.

Prudential Jennison Value Fund	13

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc.	59,398	$8,136,932

Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc.	181,397	6,909,412

Wireless Telecommunication Services 0.9%
Vodafone Group PLC (United Kingdom), ADR	184,459	4,687,103

TOTAL LONG-TERM INVESTMENTS (cost $359,369,987)		522,305,831

SHORT-TERM INVESTMENTS 0.7%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(a)	3,307,256	3,307,256
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $7,450)(a)	7,449	7,451

TOTAL SHORT-TERM INVESTMENTS (cost $3,314,706)(Note 3)		3,314,707

TOTAL INVESTMENTS 99.8% (cost $362,684,693)(Note 5)		525,620,538
Other assets in excess of liabilities 0.2%		1,297,367

NET ASSETS 100.0%		$526,917,905

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trusts

LIBOR—London Interbank Offered Rate

(a)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

See Notes to Financial Statements.

14

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$18,580,003	$—	$—
Banks	80,561,193	—	—
Biotechnology	6,171,266	—	—
Capital Markets	13,114,932	—	—
Chemicals	14,791,227	—	—
Communications Equipment	10,817,031	—	—
Consumer Finance	19,723,860	—	—
Diversified Financial Services	3,083,138	—	—
Electric Utilities	19,884,603	—	—
Electrical Equipment	7,489,807	—	—
Electronic Equipment, Instruments & Components	8,821,886	—	—
Energy Equipment & Services	10,571,875	—	—
Equity Real Estate Investment Trusts (REITs)	6,762,968	—	—
Food & Staples Retailing	7,466,801	—	—
Food Products	14,458,901	—	—
Health Care Equipment & Supplies	7,766,736	—	—
Health Care Providers & Services	16,649,090	—	—
Hotels, Restaurants & Leisure	18,706,131	—	—
Household Products	12,244,088	—	—
Industrial Conglomerates	8,388,266	—	—
Insurance	19,968,975	—	—
Internet Software & Services	18,723,458	—	—
IT Services	3,132,301	—	—
Media	26,704,646	—	—
Oil, Gas & Consumable Fuels	52,445,894	—	—

See Notes to Financial Statements.

Prudential Jennison Value Fund	15

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

	Level 1	Level 2	Level 3
Common Stocks (continued)
Pharmaceuticals	$35,880,841	$—	$—
Road & Rail	12,561,987	—	—
Semiconductors & Semiconductor Equipment	7,973,307	—	—
Software	19,127,173	—	—
Technology Hardware, Storage & Peripherals	8,136,932	—	—
Textiles, Apparel & Luxury Goods	6,909,412	—	—
Wireless Telecommunication Services	4,687,103	—	—
Affiliated Mutual Funds	3,314,707	—	—

Total	$525,620,538	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2017 were as follows :

Banks	15.3%
Oil, Gas & Consumable Fuels	10.0
Pharmaceuticals	6.8
Media	5.1
Insurance	3.8
Electric Utilities	3.8
Consumer Finance	3.7
Software	3.6
Internet Software & Services	3.6
Hotels, Restaurants & Leisure	3.5
Aerospace & Defense	3.5
Health Care Providers & Services	3.2
Chemicals	2.8
Food Products	2.7
Capital Markets	2.5
Road & Rail	2.4
Household Products	2.3
Communications Equipment	2.0
Energy Equipment & Services	2.0
Electronic Equipment, Instruments & Components	1.7%
Industrial Conglomerates	1.6
Technology Hardware, Storage & Peripherals	1.5
Semiconductors & Semiconductor Equipment	1.5
Health Care Equipment & Supplies	1.5
Electrical Equipment	1.4
Food & Staples Retailing	1.4
Textiles, Apparel & Luxury Goods	1.3
Equity Real Estate Investment Trusts (REITs)	1.3
Biotechnology	1.2
Wireless Telecommunication Services	0.9
Affiliated Mutual Funds	0.7
IT Services	0.6
Diversified Financial Services	0.6

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

16

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of February 28, 2017

Assets
Investments at value:
Unaffiliated investments (cost $359,369,987)	$522,305,831
Affiliated investments (cost $3,314,706)	3,314,707
Cash	549
Receivable for investments sold	2,149,135
Dividends receivable	1,187,574
Tax reclaim receivable	207,138
Receivable for Fund shares sold	108,921
Prepaid expenses	2,860

Total Assets	529,276,715

Liabilities
Payable for investments purchased	1,003,859
Payable for Fund shares reacquired	620,697
Management fee payable	239,806
Accrued expenses	170,188
Unaffiliated transfer agent’s fees and expenses	141,395
Distribution fee payable	121,806
Affiliated transfer agent fee payable	60,701
Deferred trustees’ fees	358

Total Liabilities	2,358,810

Net Assets	$526,917,905

Net assets were comprised of:
Shares of beneficial interest, at par	$269,444
Paid-in capital in excess of par	356,968,888

357,238,332
Undistributed net investment income	1,103,338
Accumulated net realized gain on investment and foreign currency transactions	5,644,848
Net unrealized appreciation on investments and foreign currencies	162,931,387

Net assets, February 28, 2017	$526,917,905

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share ($441,849,794 ÷ 22,564,495 shares of beneficial interest issued and outstanding)	$19.58
Maximum sales charge (5.50% of offering price)	1.14

Maximum offering price to public	$20.72

Class B
Net asset value, offering price and redemption price per share ($4,719,179 ÷ 248,634 shares of beneficial interest issued and outstanding)	$18.98

Class C
Net asset value, offering price and redemption price per share ($17,937,870 ÷ 945,658 shares of beneficial interest issued and outstanding)	$18.97

Class Q
Net asset value, offering price and redemption price per share ($9,773,553 ÷ 499,112 shares of beneficial interest issued and outstanding)	$19.58

Class R
Net asset value, offering price and redemption price per share ($9,087,650 ÷ 465,124 shares of beneficial interest issued and outstanding)	$19.54

Class Z
Net asset value, offering price and redemption price per share ($43,549,859 ÷ 2,221,394 shares of beneficial interest issued and outstanding)	$19.60

See Notes to Financial Statements.

Prudential Jennison Value Fund	19

Statement of Operations (unaudited)

Six Months Ended February 28, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $9,294)	$5,427,138
Income from securities lending, net (including affiliated income of $7,883)	9,344
Affiliated dividend income	16,117

Total income	5,452,599

Expenses
Management fee	1,521,811
Distribution fee—Class A	630,875
Distribution fee—Class B	23,471
Distribution fee—Class C	87,300
Distribution fee—Class R	34,202
Transfer agent’s fees and expenses (including affiliated expense of $120,300)	382,000
Shareholders’ reports	58,000
Registration fees	46,000
Custodian and accounting fees	40,000
Legal fees and expenses	13,000
Audit fee	11,000
Trustees’ fees	9,000
Insurance expenses	3,000
Loan interest expense	86
Miscellaneous	10,904

Total expenses	2,870,649
Less: Distribution fee waiver—Class R	(11,401)

Net expenses	2,859,248

Net investment income (loss)	2,593,351

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,654)	12,242,743

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1)	51,097,563
Foreign currencies	(5,536)

51,092,027

Net gain (loss) on investment and foreign currency transactions	63,334,770

Net Increase (Decrease) In Net Assets Resulting From Operations	$65,928,121

See Notes to Financial Statements.

20

Statement of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2017	Year Ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,593,351	$5,945,463
Net realized gain (loss) on investment and foreign currency transactions	12,242,743	16,736,307
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	51,092,027	(23,087,821)

Net increase (decrease) in net assets resulting from operations	65,928,121	(406,051)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(4,909,596)	(4,307,757)
Class B	(25,528)	(17,169)
Class C	(99,100)	(53,339)
Class Q	(149,034)	(342,674)
Class R	(89,601)	(75,885)
Class Z	(663,411)	(848,298)

	(5,936,270)	(5,645,122)

Distributions from net realized gains
Class A	(12,880,038)	(29,107,293)
Class B	(141,649)	(441,647)
Class C	(549,889)	(1,372,093)
Class Q	(288,299)	(1,560,345)
Class R	(279,075)	(657,055)
Class Z	(1,406,336)	(4,310,673)

	(15,545,286)	(37,449,106)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	7,858,735	27,898,343
Net asset value of shares issued in reinvestment of dividends and distributions	20,593,740	40,780,330
Cost of shares reacquired	(60,587,479)	(114,396,480)

Net increase (decrease) in net assets from Fund share transactions	(32,135,004)	(45,717,807)

Total increase (decrease)	12,311,561	(89,218,086)

Net Assets:
Beginning of period	514,606,344	603,824,430

End of period(a)	$526,917,905	$514,606,344

(a) Includes undistributed net investment income of:	$1,103,338	$4,446,257

See Notes to Financial Statements.

Prudential Jennison Value Fund	21

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 7 (the “Portfolios”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end, management investment company and currently consists of one investment portfolio, known as the Prudential Jennison Value Fund (the “Fund”). The investment objective of the Fund is capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

22

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

Prudential Jennison Value Fund	23

Notes to Financial Statements (unaudited) (continued)

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts,

24

the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “income from securities lending, net”.

REITs: The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and

Prudential Jennison Value Fund	25

Notes to Financial Statements (unaudited) (continued)

distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Portfolios, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .60% of the Fund’s average daily net assets up to $500 million, .50% of the next $500 million, .475% of the next $500 million and .45% of the average daily net assets in excess of $1.5 billion. The effective management fee rate was .60% for the six months ended February 28, 2017.

The Portfolios, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of

26

expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through December 31, 2017 to limit such expenses to .50% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it has received $47,258 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2017 it received $3,119 and $264 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended February 28, 2017, PGIM, Inc., an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, was compensated $2,334 for managing the Fund’s securities lending cash collateral through its subadvisory services to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Prudential Jennison Value Fund	27

Notes to Financial Statements (unaudited) (continued)

Note 4. Portfolio Securities

The cost of purchases and the proceeds from sales of portfolio securities (excluding U.S. Treasury and short-term issues) for the six months ended February 28, 2017, were $48,352,511 and $96,280,645, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2017 were as follows:

Tax Basis	$364,847,357

Appreciation	165,222,792
Depreciation	(4,449,611)

Net Unrealized Appreciation	$160,773,181

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (“CDSC”) of 1% for shares sold within 12 months of purchase. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and six years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are subject to a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

28

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z.

As of February 28, 2017, two shareholders of record held 38% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 28, 2017:
Shares sold	188,678	$3,517,920
Shares issued in reinvestment of dividends and distributions	929,994	17,409,492
Shares reacquired	(1,800,580)	(33,440,896)

Net increase (decrease) in shares outstanding before conversion	(681,908)	(12,513,484)
Shares issued upon conversion from other share class(es)	45,542	851,674
Shares reacquired upon conversion into other share class(es)	(63,306)	(1,188,898)

Net increase (decrease) in shares outstanding	(699,672)	$(12,850,708)

Year ended August 31, 2016:
Shares sold	553,944	$9,680,669
Shares issued in reinvestment of dividends and distributions	1,836,143	32,664,971
Shares reacquired	(3,309,140)	(58,333,171)

Net increase (decrease) in shares outstanding before conversion	(919,053)	(15,987,531)
Shares issued upon conversion from other share class(es)	102,561	1,827,304
Shares reacquired upon conversion into other share class(es)	(131,146)	(2,376,994)

Net increase (decrease) in shares outstanding	(947,638)	$(16,537,221)

Class B
Six months ended February 28, 2017:
Shares sold	18,181	$322,227
Shares issued in reinvestment of dividends and distributions	8,964	162,880
Shares reacquired	(33,692)	(600,879)

Net increase (decrease) in shares outstanding before conversion	(6,547)	(115,772)
Shares reacquired upon conversion into other share class(es)	(38,063)	(686,566)

Net increase (decrease) in shares outstanding	(44,610)	$(802,338)

Year ended August 31, 2016:
Shares sold	57,498	$982,811
Shares issued in reinvestment of dividends and distributions	25,740	445,552
Shares reacquired	(99,779)	(1,701,584)

Net increase (decrease) in shares outstanding before conversion	(16,541)	(273,221)
Shares reacquired upon conversion into other share class(es)	(104,317)	(1,800,236)

Net increase (decrease) in shares outstanding	(120,858)	$(2,073,457)

Prudential Jennison Value Fund	29

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended February 28, 2017:
Shares sold	30,489	$555,914
Shares issued in reinvestment of dividends and distributions	30,137	547,290
Shares reacquired	(119,497)	(2,156,684)

Net increase (decrease) in shares outstanding before conversion	(58,871)	(1,053,480)
Shares reacquired upon conversion into other share class(es)	(9,546)	(172,038)

Net increase (decrease) in shares outstanding	(68,417)	$(1,225,518)

Year ended August 31, 2016:
Shares sold	65,513	$1,113,083
Shares issued in reinvestment of dividends and distributions	68,366	1,182,731
Shares reacquired	(319,619)	(5,466,141)

Net increase (decrease) in shares outstanding before conversion	(185,740)	(3,170,327)
Shares reacquired upon conversion into other share class(es)	(11,560)	(189,448)

Net increase (decrease) in shares outstanding	(197,300)	$(3,359,775)

Class Q
Six months ended February 28, 2017:
Shares sold	18,885	$345,204
Shares issued in reinvestment of dividends and distributions	23,387	437,333
Shares reacquired	(235,296)	(4,262,401)

Net increase (decrease) in shares outstanding	(193,024)	$(3,479,864)

Year ended August 31, 2016:
Shares sold	258,811	$4,642,035
Shares issued in reinvestment of dividends and distributions	107,091	1,903,020
Shares reacquired	(929,795)	(15,663,834)

Net increase (decrease) in shares outstanding	(563,893)	$(9,118,779)

Class R
Six months ended February 28, 2017:
Shares sold	45,321	$844,437
Shares issued in reinvestment of dividends and distributions	19,403	362,460
Shares reacquired	(121,554)	(2,245,218)

Net increase (decrease) in shares outstanding	(56,830)	$(1,038,321)

Year ended August 31, 2016:
Shares sold	103,455	$1,852,951
Shares issued in reinvestment of dividends and distributions	38,809	689,640
Shares reacquired	(151,621)	(2,685,125)

Net increase (decrease) in shares outstanding	(9,357)	$(142,534)

30

Class Z	Shares	Amount
Six months ended February 28, 2017:
Shares sold	122,022	$2,273,033
Shares issued in reinvestment of dividends and distributions	89,391	1,674,285
Shares reacquired	(957,765)	(17,881,401)

Net increase (decrease) in shares outstanding before conversion	(746,352)	(13,934,083)
Shares issued upon conversion from other share class(es)	71,427	1,342,698
Shares reacquired upon conversion into other share class(es)	(7,718)	(146,870)

Net increase (decrease) in shares outstanding	(682,643)	$(12,738,255)

Year ended August 31, 2016:
Shares sold	550,146	$9,626,794
Shares issued in reinvestment of dividends and distributions	218,787	3,894,416
Shares reacquired	(1,736,645)	(30,546,625)

Net increase (decrease) in shares outstanding before conversion	(967,712)	(17,025,415)
Shares issued upon conversion from other shares class(es)	142,068	2,566,442
Shares reacquired upon conversion into other share class(es)	(1,415)	(27,068)

Net increase (decrease) in shares outstanding	(827,059)	$(14,486,041)

Note 7. Borrowings

The Portfolios, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the SCA and the prior SCA, the Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund utilized the SCA during the six months ended February 28, 2017. The average daily balance for the 6 days that the Fund had loans outstanding during the period was $267,333 borrowed at an average weighted interest rate of 1.93%. The maximum loan balance outstanding during the period was $335,000. At February 28, 2017, the Fund did not have an outstanding loan balance.

Note 8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique.

Prudential Jennison Value Fund	31

Notes to Financial Statements (unaudited) (continued)

The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

32

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.96		$19.28	$22.71	$18.65	$14.74	$14.01
Income (loss) from investment operations:
Net investment income (loss)	.09		.19	.15	.08	.12	.07
Net realized and unrealized gain (loss) on investment transactions	2.33		(.09)	(1.95)	4.08	3.93	.71
Total from investment operations	2.42		.10	(1.80)	4.16	4.05	.78
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.18)	(.11)	(.10)	(.14)	(.05)
Distributions from net realized gains	(.58)		(1.24)	(1.52)	-	-	-
Total dividends and distributions	(.80)		(1.42)	(1.63)	(.10)	(.14)	(.05)
Net asset value, end of period	$19.58		$17.96	$19.28	$22.71	$18.65	$14.74
Total Return(b):	13.66%		.61%	(8.12)%	22.37%	27.71%	5.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$441,850		$417,815	$466,847	$563,597	$516,600	$482,632
Average net assets (000)	$424,084		$426,272	$527,222	$542,283	$496,591	$511,257
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.12%	(d)	1.12%	1.06%	1.06%	1.09%	1.07%
Expenses before waivers and/or expense reimbursement	1.12%	(d)	1.12%	1.06%	1.06%	1.09%	1.07%
Net investment income (loss)	1.02%	(d)	1.09%	.70%	.40%	.74%	.48%
Portfolio turnover rate	10%	(e)	29%	32%	39%	30%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Value Fund	33

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.38		$18.70	$22.11	$18.19	$14.38	$13.72
Income (loss) from investment operations:
Net investment income (loss)	.03		.07	- (d)	(.06)	.01	(.03)
Net realized and unrealized gain (loss) on investment transactions	2.25		(.10)	(1.89)	3.98	3.84	.69
Total from investment operations	2.28		(.03)	(1.89)	3.92	3.85	.66
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.05)	-	-	(.04)	-
Distributions from net realized gains	(.58)		(1.24)	(1.52)	-	-	-
Total dividends and distributions	(.68)		(1.29)	(1.52)	-	(.04)	-
Net asset value, end of period	$18.98		$17.38	$18.70	$22.11	$18.19	$14.38
Total Return(b):	13.30%		(.14)%	(8.75)%	21.55%	26.85%	4.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,719		$5,098	$7,742	$11,655	$12,727	$13,030
Average net assets (000)	$4,733		$6,007	$9,700	$12,199	$12,950	$15,355
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.82%	(f)	1.82%	1.76%	1.76%	1.79%	1.77%
Expenses before waivers and/or expense reimbursement	1.82%	(f)	1.82%	1.76%	1.76%	1.79%	1.77%
Net investment income (loss)	.32%	(f)	.40%	- (e)	(.30)%	.06%	(.21)%
Portfolio turnover rate	10%	(g)	29%	32%	39%	30%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Less than .005%.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.37		$18.69	$22.10	$18.18	$14.38	$13.72
Income (loss) from investment operations:
Net investment income (loss)	.03		.07	- (d)	(.06)	.01	(.03)
Net realized and unrealized gain (loss) on investment transactions	2.25		(.10)	(1.89)	3.98	3.83	.69
Total from investment operations	2.28		(.03)	(1.89)	3.92	3.84	.66
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.05)	-	-	(.04)	-
Distributions from net realized gains	(.58)		(1.24)	(1.52)	-	-	-
Total dividends and distributions	(.68)		(1.29)	(1.52)	-	(.04)	-
Net asset value, end of period	$18.97		$17.37	$18.69	$22.10	$18.18	$14.38
Total Return(b):	13.30%		(.14)%	(8.75)%	21.56%	26.78%	4.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,938		$17,617	$22,635	$27,649	$28,284	$24,651
Average net assets (000)	$17,605		$19,046	$26,044	$28,102	$26,554	$26,779
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.82%	(f)	1.82%	1.76%	1.76%	1.79%	1.77%
Expenses before waivers and/or expense reimbursement	1.82%	(f)	1.82%	1.76%	1.76%	1.79%	1.77%
Net investment income (loss)	.31%	(f)	.39%	- (e)	(.31)%	.05%	(.22)%
Portfolio turnover rate	10%	(g)	29%	32%	39%	30%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Less than .005%.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Value Fund	35

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended February 28,		Year Ended August 31,				October 31, 2011(b) through August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.99		$19.32	$22.76	$18.68	$14.77	$14.21
Income (loss) from investment operations:
Net investment income (loss)	.13		.27	.24	.17	.20	.15
Net realized and unrealized gain (loss) on investment transactions	2.33		(.09)	(1.96)	4.09	3.92	.52
Total from investment operations	2.46		.18	(1.72)	4.26	4.12	.67
Less Dividends and Distributions:
Dividends from net investment income	(.29)		(.27)	(.20)	(.18)	(.21)	(.11)
Distributions from net realized gains	(.58)		(1.24)	(1.52)	-	-	-
Total dividends and distributions	(.87)		(1.51)	(1.72)	(.18)	(.21)	(.11)
Net asset value, end of period	$19.58		$17.99	$19.32	$22.76	$18.68	$14.77
Total Return(c):	13.93%		1.04%	(7.73)%	22.92%	28.23%	4.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,774		$12,452	$24,266	$18,862	$19,577	$16,509
Average net assets (000)	$10,632		$18,472	$17,686	$20,513	$18,609	$22,334
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	.67%	(d)	.67%	.63%	.63%	.64%	.62%	(d)
Expenses before waivers and/or expense reimbursement	.67%	(d)	.67%	.63%	.63%	.64%	.62%	(d)
Net investment income (loss)	1.41%	(d)	1.53%	1.12%	.82%	1.18%	1.06%	(d)
Portfolio turnover rate	10%	(e)	29%	32%	39%	30%	31%	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Commencement of offering.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Not annualized.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

36

Class R Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.91		$19.23	$22.65	$18.60	$14.71	$13.98
Income (loss) from investment operations:
Net investment income (loss)	.07		.16	.11	.04	.09	.04
Net realized and unrealized gain (loss) on investment transactions	2.32		(.10)	(1.95)	4.07	3.91	.71
Total from investment operations	2.39		.06	(1.84)	4.11	4.00	.75
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.14)	(.06)	(.06)	(.11)	(.02)
Distributions from net realized gains	(.58)		(1.24)	(1.52)	-	-	-
Total dividends and distributions	(.76)		(1.38)	(1.58)	(.06)	(.11)	(.02)
Net asset value, end of period	$19.54		$17.91	$19.23	$22.65	$18.60	$14.71
Total Return(b):	13.55%		.38%	(8.29)%	22.16%	27.38%	5.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,088		$9,347	$10,215	$13,557	$11,721	$9,794
Average net assets (000)	$9,196		$9,603	$12,374	$12,649	$10,985	$10,660
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.32%	(d)	1.32%	1.26%	1.26%	1.29%	1.27%
Expenses before waiver and/or expense reimbursement	1.57%	(d)	1.57%	1.51%	1.51%	1.54%	1.52%
Net investment income (loss)	.81%	(d)	.90%	.50%	.20%	.53%	.28%
Portfolio turnover rate	10%	(e)	29%	32%	39%	30%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Value Fund	37

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.00		$19.33	$22.77	$18.69	$14.77	$14.05
Income (loss) from investment operations:
Net investment income (loss)	.12		.25	.21	.15	.16	.11
Net realized and unrealized gain (loss) on investment transactions	2.33		(.10)	(1.96)	4.08	3.95	.70
Total from investment operations	2.45		.15	(1.75)	4.23	4.11	.81
Less Dividends and Distributions:
Dividends from net investment income	(.27)		(.24)	(.17)	(.15)	(.19)	(.09)
Distributions from net realized gains	(.58)		(1.24)	(1.52)	-	-	-
Total dividends and distributions	(.85)		(1.48)	(1.69)	(.15)	(.19)	(.09)
Net asset value, end of period	$19.60		$18.00	$19.33	$22.77	$18.69	$14.77
Total Return(b):	13.82%		.88%	(7.84)%	22.76%	28.11%	5.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,550		$52,277	$72,119	$90,582	$68,579	$244,881
Average net assets (000)	$47,537		$59,259	$80,740	$78,915	$93,588	$295,370
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.82%	(d)	.82%	.76%	.76%	.79%	.77%
Expenses before waivers and/or expense reimbursement	.82%	(d)	.82%	.76%	.76%	.79%	.77%
Net investment income (loss)	1.31%	(d)	1.39%	1.00%	.72%	.95%	.78%
Portfolio turnover rate	10%	(e)	29%	32%	39%	30%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

38

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Value Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON VALUE FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PBEAX	PBQIX	PEICX	PJVQX	JDVRX	PEIZX
CUSIP	74440N102	74440N201	74440N300	74440N888	74440N607	74440N805

MF131E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this               Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not               applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not               applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit
EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 7

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 21, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 21, 2017